FINANCIAL INSTRUMENTS - Summary of Monetary Assets and Liabilities Denominated in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
United States Dollars
Disclosure of detailed information about financial instruments [line items]
Liabilities:	$ 13,537,249	$ 8,952,779
Assets:	5,381,469	1,795,701
Euros
Disclosure of detailed information about financial instruments [line items]
Liabilities:	373,470	282,183
Assets:	45,738	37,377
Reales
Disclosure of detailed information about financial instruments [line items]
Liabilities:	$ 85	$ 91